Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Subordinated Unitholders	Subordinated Series A Unitholders
Combined Balance at Dec. 31, 2015	$ 279,314	$ 5,464	$ 126,317	$ 120,154	$ 27,379
Combined Balance, units at Dec. 31, 2015		413,843	9,342,692	9,342,692	1,592,920
Net income	13,384	$ 268	$ 6,043	$ 6,043	$ 1,030
Cash distribution	(17,484)	(350)	(7,894)	(7,894)	(1,346)
Combined Balance at Jun. 30, 2016	275,214	$ 5,382	$ 124,466	$ 118,303	$ 27,063
Combined Balance, units at Jun. 30, 2016		413,843	9,342,692	9,342,692	1,592,920
Combined Balance at Dec. 31, 2016	273,123	$ 5,343	$ 125,635	$ 115,552	$ 26,593
Combined Balance, units at Dec. 31, 2016		420,641	9,675,795	9,342,692	1,592,920
Net income	6,462	$ 127	$ 3,026	$ 2,827	$ 482
Equity offering	4,088	$ 84	$ 4,004
Equity offering, units		6,858	336,011
Cash distribution	(18,049)	$ (358)	$ (8,451)	(7,894)	(1,346)
Combined Balance at Jun. 30, 2017	$ 265,624	$ 5,196	$ 124,214	$ 110,485	$ 25,729
Combined Balance, units at Jun. 30, 2017		427,499	10,011,806	9,342,692	1,592,920